Summary of significant accounting policies (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Foreign currency translation
Debt Instrument, Face Amount	¥ 8,300
Convenience translation
Convenience translation rate (RMB to USD)	7.2993
Loan receivables, net
Provision for the doubtful loan receivables	¥ 0	¥ 0	¥ 0
Minimum
Loan receivables, net
Loan periods extended range	1 month
Maximum
Loan receivables, net
Loan periods extended range	24 months
Electronic equipment | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years
Electronic equipment | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years
Office equipment
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years
Vehicles | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years
Vehicles | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	6 years
Logistic,warehouse and other heavy equipment | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years
Logistic,warehouse and other heavy equipment | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years
Leasehold improvement
Property, equipment and software, net
Estimated useful Lives	Over the shorter of the expected life of leasehold improvements or the lease term
Software | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years
Software | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years
Building | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	30 years
Building | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	40 years
Building improvement | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years
Building improvement | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years
Land
Property, equipment and software, net
Estimated useful Lives	Indefinite
Other non-current assets
Loan receivables, net
The loan receivables with the collection period over one year	¥ 373	251
Prepayments and other current assets
Loan receivables, net
The loan receivables with the collection period less than one year	¥ 1,279	¥ 1,711